Share Capital (Tables)	6 Months Ended
Jul. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Share Capital
	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s

108,603,213 (31 January 2019: 29,640,965) Ordinary shares	155,536	134,183

Disclosure of Detailed Information About Ordinary Shares Explanatory

Ordinary shares

	6 months to 31 July 2019 NZ $000’s	6 months to 31 January 2019 NZ $000’s
At the beginning of the reporting period	134,183	117,183
Issuance of ordinary shares:
- Cash collected	9,923	6,081
- Settle related party loan	1,449	-
- Shares issued in lieu of consultancy fee	129	-
- Shares issued in lieu of inventory payment	9,661	4,047
- Warrants issued	191	-
Asset acquisition of FOH Online Inc.	-	6,872
At the end of the reporting period	155,536	134,183

Disclosure of Warrants Outstanding

Warrants

The following warrants were outstanding as at 31 July 2019 (31 January 2019: 4.9m).

Average Exercise Price (USD)	Issue Date	Expiry Date	No. of warrants (000s)
	Mar-19	Mar-23	1,400
	Mar-19	Mar-24	10,196
$0.01 - $0.50	Apr-19	Apr-22	50
	May-19	May-21	1,000
	Jul-19	May-25	17,010
$0.50 - $1.00	Mar-19	Mar-21	4,228
$1.50 - $2.00	Nov-17	Nov-21	200
	Oct-18	Oct-21	2,000
	Nov-17	Nov-19	288
	Dec-17	Dec-20	1,066
	Apr-18	Apr-20	514
$2.01 - $4.00	May-18	May-20	203
	Jun-18	Jun-20	343
	Jun-18	Jun-23	800
	Jul-18	Aug-19	267
	Mar-19	Jun-20	667
$4.01+	May-18	May-21	282
	Apr-19	Jan-21	200
Total number of outstanding warrants as at 31 July 2019			40,713